UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Cadian Capital Management, LLC

Address:         461 Fifth Avenue
                 24th Floor
                 New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York         February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  97

Form 13F Information Table Value Total:  $2,081,900
                                         (thousands)


List of Other Included Managers:

No.    Form 13F File Number              Name

1.     028-12841                         Cadian Fund LP

2.     028-12845                         Cadian Offshore Fund Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                  Cadian Capital Management, LLC
                                                        December 31, 2010

COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE OF                    VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE

AUTODESK INC                  COM            052769106   15,089     395,000  SH        DEFINED      1,2        395,000
AIXTRON AKTIENGESELLSCHAFT    SPONSORED ADR  009606104    3,162      85,000      PUT   DEFINED      1,2         85,000
AIXTRON AKTIENGESELLSCHAFT    SPONSORED ADR  009606104    1,860      50,000      PUT   DEFINED      1,2         50,000
AIXTRON AKTIENGESELLSCHAFT    SPONSORED ADR  009606104    3,720     100,000      PUT   DEFINED      1,2        100,000
AMKOR TECHNOLOGY INC          COM            031652100   62,831   8,479,217  SH        DEFINED      1,2      8,479,217
AMERICAN SUPERCONDUCTOR CORP  COM            030111108    6,314     220,852  SH        DEFINED      1,2        220,852
AMERICAN SUPERCONDUCTOR CORP  COM            030111108    1,430      50,000      PUT   DEFINED      1,2         50,000
ABERCROMBIE & FITCH CO        CL A           002896207   25,720     446,300  SH        DEFINED      1,2        446,300
ABERCROMBIE & FITCH CO        CL A           002896207   20,171     350,000      CALL  DEFINED      1,2        350,000
ABERCROMBIE & FITCH CO        CL A           002896207    4,322      75,000      CALL  DEFINED      1,2         75,000
ARUBA NETWORKS INC            COM            043176106    2,088     100,000      PUT   DEFINED      1,2        100,000
ASPEN TECHNOLOGY INC          COM            045327103   64,135   5,050,000  SH        DEFINED      1,2      5,050,000
COGO GROUP INC                COM            192448108   23,912   2,701,885  SH        DEFINED      1,2      2,701,885
CEPHEID                       COM            15670R107   49,834   2,190,496  SH        DEFINED      1,2      2,190,496
CREE INC                      COM            225447101   18,779     285,000      PUT   DEFINED      1,2        285,000
CHARLES RIV LABS INTL INC     COM            159864107   70,200   1,975,240  SH        DEFINED      1,2      1,975,240
CISCO SYS INC                 COM            17275R102    4,754     235,000  SH        DEFINED      1,2        235,000
COMMVAULT SYSTEMS INC         COM            204166102   14,450     504,900  SH        DEFINED      1,2        504,900
DAQO NEW ENERGY CORP          SPONSORED ADR  23703Q104      696      68,500  SH        DEFINED      1,2         68,500
DIGITAL RIV INC               COM            25388B104   14,109     409,900  SH        DEFINED      1,2        409,900
EMC CORP MASS                 COM            268648102   27,595   1,205,000  SH        DEFINED      1,2      1,205,000
EQUINIX INC                   COM NEW        29444U502   33,511     412,392  SH        DEFINED      1,2        412,392
EQUINIX INC                   COM NEW        29444U502    8,126     100,000      CALL  DEFINED      1,2        100,000
EQUINIX INC                   COM NEW        29444U502   16,252     200,000      CALL  DEFINED      1,2        200,000
EQUINIX INC                   COM NEW        29444U502   24,378     300,000      CALL  DEFINED      1,2        300,000
EXPRESS SCRIPTS INC           COM            302182100   18,966     350,906  SH        DEFINED      1,2        350,906
EXPRESS SCRIPTS INC           COM            302182100   35,133     650,000      CALL  DEFINED      1,2        650,000
EXPRESS SCRIPTS INC           COM            302182100   21,620     400,000      CALL  DEFINED      1,2        400,000
EXPRESS SCRIPTS INC           COM            302182100   12,161     225,000      CALL  DEFINED      1,2        225,000
EXPRESS SCRIPTS INC           COM            302182100    5,405     100,000      CALL  DEFINED      1,2        100,000
FLEETCOR TECHNOLOGIES INC     COM            339041105    2,431      78,611  SH        DEFINED      1,2         78,611
GENERAL MTRS CO               COM            37045V100   18,430     500,000      CALL  DEFINED      1,2        500,000
GOOGLE INC                    CL A           38259P508   38,608      65,000      CALL  DEFINED      1,2         65,000
HARLEY DAVIDSON INC           COM            412822108    5,651     163,000  SH        DEFINED      1,2        163,000
INFINERA CORPORATION          COM            45667G103    8,935     865,000  SH        DEFINED      1,2        865,000
JONES GROUP INC               COM            48020T101    3,108     200,000  SH        DEFINED      1,2        200,000
KEMET CORP                    COM NEW        488360207   13,142     901,400  SH        DEFINED      1,2        901,400
LIFE TECHNOLOGIES CORP        COM            53217V109   31,358     565,000  SH        DEFINED      1,2        565,000
LATTICE SEMICONDUCTOR CORP    COM            518415104   31,437   5,187,604  SH        DEFINED      1,2      5,187,604
LTX-CREDENCE CORP             COM NEW        502403207   15,847   2,141,452  SH        DEFINED      1,2      2,141,452
MASTERCARD INC                CL A           57636Q104   11,206      50,000      CALL  DEFINED      1,2         50,000
MASTERCARD INC                CL A           57636Q104   44,822     200,000      CALL  DEFINED      1,2        200,000
MASTERCARD INC                CL A           57636Q104   49,304     220,000      CALL  DEFINED      1,2        220,000
MF GLOBAL HLDGS LTD           COM            55277J108   34,442   4,119,907  SH        DEFINED      1,2      4,119,907
MONSANTO CO NEW               COM            61166W101   10,098     145,000      CALL  DEFINED      1,2        145,000
MONSANTO CO NEW               COM            61166W101    3,482      50,000      CALL  DEFINED      1,2         50,000
MONOLITHIC PWR SYS INC        COM            609839105   18,465   1,117,712  SH        DEFINED      1,2      1,117,712
MICRON TECHNOLOGY INC         COM            595112103   16,361   2,040,000  SH        DEFINED      1,2      2,040,000
NATIONAL CINEMEDIA INC        COM            635309107    5,242     263,262  SH        DEFINED      1,2        263,262
NCR CORP NEW                  COM            62886E108   62,078   4,038,928  SH        DEFINED      1,2      4,038,928
NCR CORP NEW                  COM            62886E108   15,754   1,025,000      CALL  DEFINED      1,2      1,025,000
NCR CORP NEW                  COM            62886E108    3,074     200,000      CALL  DEFINED      1,2        200,000
NCR CORP NEW                  COM            62886E108   23,055   1,500,000      CALL  DEFINED      1,2      1,500,000
NCR CORP NEW                  COM            62886E108    6,233     405,500      CALL  DEFINED      1,2        405,500
99 CENTS ONLY STORES          COM            65440K106    2,630     165,000  SH        DEFINED      1,2        165,000
NICE SYS LTD                  SPONSORED ADR  653656108   25,306     725,090  SH        DEFINED      1,2        725,090
NETSCOUT SYS INC              COM            64115T104   35,212   1,530,270  SH        DEFINED      1,2      1,530,270
NETSCOUT SYS INC              COM            64115T104   11,505     500,000      CALL  DEFINED      1,2        500,000
NETSPEND HLDGS INC            COM            64118V106    1,923     150,000  SH        DEFINED      1,2        150,000
NVR INC                       COM            62944T105   62,745      90,800  SH        DEFINED      1,2         90,800
ON SEMICONDUCTOR CORP         COM            682189105  148,866  15,067,380  SH        DEFINED      1,2      15,067,380
ON SEMICONDUCTOR CORP         COM            682189105    2,965     300,100      CALL  DEFINED      1,2        300,100
ON SEMICONDUCTOR CORP         COM            682189105   28,904   2,925,500      CALL  DEFINED      1,2      2,925,500
ON SEMICONDUCTOR CORP         COM            682189105   17,784   1,800,000      CALL  DEFINED      1,2      1,800,000
PACIFIC BIOSCIENCES CALIF IN  COM            69404D108    6,802     427,500  SH        DEFINED      1,2        427,500
PMC-SIERRA INC                COM            69344F106    9,610   1,118,728  SH        DEFINED      1,2      1,118,728
POWER ONE INC NEW             COM            73930R102    8,160     800,000  SH        DEFINED      1,2        800,000
QUALCOMM INC                  COM            747525103    7,424     150,000  SH        DEFINED      1,2        150,000
QUALCOMM INC                  COM            747525103   37,612     760,000      CALL  DEFINED      1,2        760,000
RACKSPACE HOSTING INC         COM            750086100    3,141     100,000      PUT   DEFINED      1,2        100,000
RUBICON TECHNOLOGY INC        COM            78112T107      668      31,684  SH        DEFINED      1,2         31,684
RADWARE LTD                   ORD            M81873107   33,982     905,950  SH        DEFINED      1,2        905,950
RESEARCH IN MOTION LTD        COM            760975102   29,065     500,000      PUT   DEFINED      1,2        500,000
RESEARCH IN MOTION LTD        COM            760975102   34,878     600,000      PUT   DEFINED      1,2        600,000
SIRONA DENTAL SYSTEMS INC     COM            82966C103    6,025     144,200  SH        DEFINED      1,2        144,200
SKECHERS U S A INC            CL A           830566105   39,000   1,950,000  SH        DEFINED      1,2      1,950,000
SKECHERS U S A INC            CL A           830566105    3,000     150,000      CALL  DEFINED      1,2        150,000
SKECHERS U S A INC            CL A           830566105    6,000     300,000      CALL  DEFINED      1,2        300,000
SANDISK CORP                  COM            80004C101   10,570     212,000  SH        DEFINED      1,2        212,000
SOLUTIA INC                   COM NEW        834376501   71,637   3,103,838  SH        DEFINED      1,2      3,103,838
SOLUTIA INC                   COM NEW        834376501    6,924     300,000      CALL  DEFINED      1,2        300,000
SOLUTIA INC                   COM NEW        834376501   23,080   1,000,000      CALL  DEFINED      1,2      1,000,000
STR HLDGS INC                 COM            78478V100    4,023     201,173  SH        DEFINED      1,2        201,173
TERADYNE INC                  COM            880770102    4,001     285,000  SH        DEFINED      1,2        285,000
TALEO CORP                    CL A           87424N104   29,032   1,049,988  SH        DEFINED      1,2      1,049,988
TOLL BROTHERS INC             COM            889478103   41,629   2,191,000  SH        DEFINED      1,2      2,191,000
TOLL BROTHERS INC             COM            889478103    4,275     225,000      CALL  DEFINED      1,2        225,000
TOLL BROTHERS INC             COM            889478103    3,800     200,000      CALL  DEFINED      1,2        200,000
TOLL BROTHERS INC             COM            889478103    9,500     500,000      CALL  DEFINED      1,2        500,000
TESLA MTRS INC                COM            88160R101    1,997      75,000      PUT   DEFINED      1,2         75,000
TESLA MTRS INC                COM            88160R101    5,193     195,000      PUT   DEFINED      1,2        195,000
VISA INC                      COM CL A       92826C839   16,117     229,000      CALL  DEFINED      1,2        229,000
VERIGY LTD                    SHS            Y93691106   77,067   5,919,156  SH        DEFINED      1,2      5,919,156
VERINT SYS INC                COM            92343X100   84,508   2,665,881  SH        DEFINED      1,2      2,665,881
WATSCO INC                    COM            942622200   38,166     605,046  SH        DEFINED      1,2        605,046
XILINX INC                    COM            983919101    2,208      76,200  SH        DEFINED      1,2         76,200
YOUKU COM INC                 SPONSORED ADR  98742U100    1,680      48,000  SH        DEFINED      1,2         48,000



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